Long-Term Debt (Narrative III) (Details Narrative)	1 Months Ended	3 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 19, 2022 USD ($)	Mar. 23, 2023 USD ($)	Apr. 05, 2022 USD ($)	May 31, 2021 USD ($)	May 24, 2019 USD ($)	Jun. 16, 2022 USD ($)	Jun. 30, 2021 USD ($)	Aug. 07, 2024 USD ($)	Jul. 31, 2021 USD ($)	Sep. 12, 2024 USD ($)	Sep. 04, 2019 USD ($)	Oct. 03, 2019 USD ($)	Dec. 10, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 12, 2021 USD ($)	Nov. 27, 2019 USD ($)	May 23, 2019 USD ($)
Line of Credit Facility [Line Items]
Interest Rate Description															1-month Compounded SOFR
Basis Spread on Variable Rate															0.64%
Repayments of Debt														$ 292,010,000	$ (0)	$ 276,671,000
Fees and related costs deferred														3,120,000	1,140,000
Amortization of Debt Issuance Costs														$ 6,828,000	$ 5,526,000	$ 11,233,000
Covenant Description														Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied
Covenant Compliance														As of December 31, 2024, and December 31, 2023, the Company was in compliance with its debt covenants
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred														$ 495,000
Senior Secured Notes 2027 A [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred														7,409,000
8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Face Amount														$ 27,500,000					$ 4,125,000
Interest Rate Stated Percentage														8.00%
Maturity Date														Dec. 31, 2024
Date of First Required Payment														Feb. 29, 2020
Notes Payable, Fair Value Disclosure			$ 89,020,000											$ 0
8.00% Senior Unsecured Notes Due 2024 [Member] | Twelve Vessels [Member]
Line of Credit Facility [Line Items]
Aggregate purchase price									$ 233,890,000
Net proceeds from issuance									$ 35,000,000
$236.2 Million Senior secured loan facility with Hayfin Management, LLP [Member]
Line of Credit Facility [Line Items]
Description of Scope														The proceeds from the New Hayfin Credit Facility, along with cash on hand, were used to optionally redeem in full the outstanding 2022 Notes on January 20, 2021
Frequency of Payments														quarterly
Interest Rate Description														LIBOR
Basis Spread on Variable Rate														7.00%
Repayments of Debt						$ 197,569,000	$ 5,831,000
Issuance date of debt instrument														January 7, 2021
Maximum Borrowing Capacity														$ 236,200,000
Drawn down date														January 19, 2021
Maturity date														January 2026
Number of Repayments Installments														20
Periodic Payment														$ 6,560,000
Collateral														The New Hayfin Credit Facility was secured by, among other things, first priority ship mortgages over 21 of the Company’s vessels, assignments of earnings and insurances of the mortgaged vessels, pledges over certain bank accounts, as well as share pledges over the equity interests of each mortgaged vessel-owning subsidiary
Fees on repayments of debt						$ 11,229,000
Long-Term Debt, Gross														$ 0
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope														to finance the acquisition of the Twelve Vessels
Sale Leaseback Transaction, Net Proceeds, Financing Activities														$ 140,000,000
Interest Rate Description														SOFR
Basis Spread on Variable Rate														3.25%
Repayments of Debt		$ 2,838,000
Issuance date of debt instrument														July 6, 2021
Maximum Borrowing Capacity														$ 140,000,000
Drawn down date														July 2021
Maturity date														July 2026
Long-Term Debt, Gross														$ 52,111,000
Balloon Payment to be Paid														$ 35,600,000
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope														in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility
Repayments of Debt	$ 26,205,000																$ 12,295,000
Issuance date of debt instrument														September 19, 2019
Maximum Borrowing Capacity														$ 38,500,000
Drawn down date														September 23, 2019
Number of Repayments Installments														1
Fees on repayments of debt	$ 3,968,000																$ 1,618,000
Long-Term Debt, Gross														$ 0
Interest Rate Stated Percentage														10.00%
Expiration Date														Sep. 24, 2024
$59.0 Million Hellenic Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope														were used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi
Maximum Borrowing Capacity																				$ 37,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Amended and restated loan agreement [Member]
Line of Credit Facility [Line Items]
Description of Scope														to be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth
Sale Leaseback Transaction, Net Proceeds, Financing Activities													$ 22,000,000
Frequency of Payments														quarterly
Interest Rate Description														LIBOR
Basis Spread on Variable Rate														3.90%
Number of Repayments Installments														20
Periodic Payment														$ 375,000
Long-Term Debt, Gross														0
Balloon Payment to be Paid														$ 3,500,000
Issuance date of debt instrument														Dec. 10, 2019
Number of loan tranches														2
Prepayment date														June 24, 2022
$59.0 Million Hellenic Bank Credit Facility [Member] | GSL Eleni [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities					$ 13,000,000
Frequency of Payments														quarterly
Number of Repayments Installments														20
Periodic Payment														$ 450,000
Balloon Payment to be Paid														$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | GSL Grania [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities											$ 12,000,000
Frequency of Payments														quarterly
Number of Repayments Installments														20
Periodic Payment														$ 400,000
Balloon Payment to be Paid														$ 4,000,000
$59.0 Million Hellenic Bank Credit Facility [Member] | GSL Kalliopi [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities												$ 12,000,000
Frequency of Payments														quarterly
Number of Repayments Installments														20
Periodic Payment														$ 400,000
Balloon Payment to be Paid														4,000,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member]
Line of Credit Facility [Line Items]
Description of Scope								to refinance or prepay, in full or in part, the following (a) existing debt facilities (i) Sinopac Credit Facility, (ii) Deutsche Credit Facility, (iii) HCOB Credit Facility, (iv) CACIB, Bank Sinopac, CTBC Credit Facility, (v) Chailease Credit Facility, (vi) Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine), (vii) Macquarie loan and (viii) E.SUN, MICB, Cathay, Taishin Credit Facility and (b) existing sale and lease back agreements (i) $54,000 Sale and Leaseback agreement – CMBFL and (ii) $14,735 Sale and Leaseback agreement - Neptune Maritime Leasing. The refinancing transaction was accounted as a debt extinguishment
Frequency of Payments								quarterly
Interest Rate Description								SOFR
Basis Spread on Variable Rate								1.85%
Maximum Borrowing Capacity								$ 300,000,000
Drawn down date								third quarter of 2024
Maturity date								third quarter of 2030
Number of Repayments Installments								12
Periodic Payment								$ 12,000,000
Long-Term Debt, Gross														288,000,000
Balloon Payment to be Paid								$ 60,000,000
Fees and related costs deferred														2,625,000
$76.0 Million Macquarie Bank Limited Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred														1,140,000
$268.0 Million Syndicated Senior Secured Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred														1,066,000
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred														$ 1,180,000
On or after December 31, 2021 and prior to December 31, 2022 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Redemption Price, Percentage														102.00%
On or after December 31, 2022 and prior to December 31, 2023 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Redemption Price, Percentage														101.00%
On or after December 31, 2023 and prior to maturity [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Redemption Price, Percentage														100.00%
Redeemed Notes [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Redemption Price, Percentage			102.00%
Repurchased Face Amount			$ 28,500,000
Gain (Loss) on Repurchase of Debt Instrument														$ 2,350,000
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Date														May 12, 2021
Outstanding amount														$ 0				$ 14,735,000
Description of Scope														to finance the acquisition of GSL Violetta delivered in April 2021
Sale Leaseback Transaction, Net Proceeds, Financing Activities				$ 14,735,000
Purchase Obligation														$ 950,000
Maturity Date														February 2026
Interest Rate Description														SOFR
Basis Spread on Variable Rate														4.64%
Repayments of Debt										$ 4,414,000
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member] | Fifteen Installments [Member]
Line of Credit Facility [Line Items]
Number of Repayment Installments														15
Frequency of Payments														quarterly
Quarterly Rental Payments														$ 793,870
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member] | Four Installments [Member]
Line of Credit Facility [Line Items]
Number of Repayment Installments														4
Frequency of Payments														quarterly
Quarterly Rental Payments														$ 469,120